Basis of Preparation - Disclosure of Balance Sheet Impacts of Initial Application of IFRIC Agenda Decision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Other intangible assets	€ 21,407	€ 18,341	[1]	€ 16,509	[1]
Deferred tax assets	4,598	4,176	[1]	5,391	[1]
Non-current assets	89,589	80,627	[1]	83,694	[1]
Total assets	120,242	114,413	[1]	112,630	[1]
Attributable to equity holders of Sanofi	68,681	63,106	[2]	59,056	[2]
Total equity and liabilities	120,242	114,413	[2]	112,630	[2]
Acquisitions of property, plant and equipment and intangible assets	2,043	2,083	[3]	1,787	[3]
Income before tax and investments accounted for using the equity method	7,798	13,778	[4]	2,752	[4]
Net income	€ 6,279	12,330	[5]	2,785	[6]
Impact of applying IFRIC agenda decision on SaaS arrangements, cumulative
Disclosure of initial application of standards or interpretations [line items]
Other intangible assets		(80)		(63)
Deferred tax assets		19		15
Non-current assets		(61)		(48)
Total assets		(61)		(48)
Attributable to equity holders of Sanofi		(61)		(48)
Total equity and liabilities		(61)		(48)
Impact of applying IFRIC agenda decision on SaaS arrangements, cumulative | Gross value
Disclosure of initial application of standards or interpretations [line items]
Other intangible assets		(115)
Impact of applying IFRIC agenda decision on SaaS arrangements, cumulative | Accumulated amortization & impairment
Disclosure of initial application of standards or interpretations [line items]
Other intangible assets						€ 35
Impact of applying IFRIC agenda decision on SaaS arrangements
Disclosure of initial application of standards or interpretations [line items]
Acquisitions of property, plant and equipment and intangible assets		(31)		(29)
Income before tax and investments accounted for using the equity method		(18)		(22)
Net income		(14)		(16)
Impact of applying IFRIC agenda decision on SaaS arrangements | Gross value
Disclosure of initial application of standards or interpretations [line items]
Other intangible assets		(30)		(30)		(55)
Impact of applying IFRIC agenda decision on SaaS arrangements | Accumulated amortization & impairment
Disclosure of initial application of standards or interpretations [line items]
Other intangible assets		€ 13		€ 7		€ 15

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[4]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[5]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[6]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.